Income taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Taxes Recoverable [Abstract]
Income tax and Social contribution (i)	R$ 294,955	R$ 223,057
Social integration program (ii)	167,701	151,165
Value-added tax on sales and services (iii)	0	14,646
Other	6,834	107
Current tax assets	469,490	R$ 388,975
FIDC quotas redeemed	409,084
FIDC quotas redeemed, withholding taxes	59,876
Impairment of tax recoverable	R$ 24,476